PARENT COMPANY INFORMATION - Investment in Subsidiaries and Associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ADL Digital Lab SAS
Disclosure of parent company information
Proportion of ownership interest in associate	34.00%	34.00%
Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.74%
Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%
Banco Commercial Av Villas S A
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%
Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%
Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	39.58%
Parent
Disclosure of parent company information
Investments in subsidiaries	$ 22,682,940	$ 22,016,277
Investments in associates	1,929	404
Investments in subsidiaries and associates	$ 22,684,869	$ 22,016,681
Parent | ADL Digital Lab SAS
Disclosure of parent company information
Proportion of ownership interest in associate	34.00%	34.00%
Investments in associates	$ 1,929	$ 404
Parent | Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.74%	68.74%
Investments in subsidiaries	$ 13,601,445	$ 13,325,612
Parent | Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%	72.27%
Investments in subsidiaries	$ 3,494,268	$ 3,415,545
Parent | Banco Commercial Av Villas S A
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%	79.87%
Investments in subsidiaries	$ 1,473,996	$ 1,410,765
Parent | Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%	93.74%
Investments in subsidiaries	$ 3,186,389	$ 3,074,428
Parent | Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	39.58%	38.63%
Investments in subsidiaries	$ 973,650	$ 821,827
Parent | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	75.67%	75.67%
Investments in subsidiaries	$ 564,256	$ 503,993
Parent | Grupo Aval Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%	100.00%
Investments in subsidiaries	$ (611,064)	$ (535,893)